Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Mar. 10, 2023	Sep. 30, 2022	Sep. 30, 2021
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	12,000,000		500,000	500,000
Common stock, shares issued (in shares)	160,657		156,179	148,232
Common stock, shares issued (in shares)	160,657		156,179	148,232
Common Stock, Shares, Outstanding, Ending Balance (in shares)	160,657		156,211	147,950